Document and Entity Information	Jul. 06, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2022
Entity Registrant Name	Broadcom Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38449
Entity Tax Identification Number	35-2617337
Entity Address, Address Line One	1320 RIDDER PARK DRIVE
Entity Address, City or Town	SAN JOSE
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	433-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001730168
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AWGO
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.00% Mandatory Convertible Preferred Stock, Series A, $0.001 par value
Trading Symbol	AVGOP
Security Exchange Name	NASDAQ